Fundamental Data Science Large Growth ETF Expense Example - Fundamental Data Science Large Growth ETF - ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	193
Expense Example, with Redemption, 10 Years	$ 474